Condensed Consolidated Statement of Cash Flows - USD ($)	6 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities
Receipts from customers (inclusive of GST)	$ 1,585,891	$ 1,138,524
Payments to suppliers and employees (inclusive of GST)	(3,681,750)	(2,753,669)
Research and development tax incentive received	531,828	1,190,205
Net cash outflow from operating activities	(1,564,031)	(424,940)
Cash flows from investing activities
Payments for property, plant and equipment	(864)
Interest received	259	39
Net cash (outflow)/inflow from investing activities	(605)	39
Cash flows from financing activities
Proceeds from issues of shares and other equity securities	1,926,186
Repayment of borrowings	(268,535)
Principal elements of lease payments	(20,501)
Share issue transaction costs	(374,728)
Net cash inflow from financing activities	1,262,422
Net (decrease) in cash and cash equivalents	(302,214)	(424,901)
Cash and cash equivalents at the beginning of the financial year	5,119,887	4,727,430
Effects of exchange rate changes on cash and cash equivalents	22,195	(112,270)
Cash and cash equivalents at end of the half-year	$ 4,839,868	$ 4,190,259